Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	67,515,434	36.0%
Cooper Creek Partners Management LLC	14,990,483	8.0%
Others	106,376,399
Shares in Treasury	(1,536,435)
Total ordinary shares outstanding	187,345,881
(*) 187,345,881 ordinary shares were outstanding at 31 December 2024, comprising 188,882,316 shares in issue less 1,536,435 shares held in treasury

Schedule of change in reserves

	Reserves
	Historical	Share-based comp	Other
	Retained Earnings	Reserves	Reserves	Total
	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2023	(701,454)	21,551	1,045,289	365,386
Share-based compensation	—	7,244	—	7,244
Recording of 2022 profit in reserves	440,314	—	—	440,314
Other changes	—	—	(350)	(350)
Balance at December 31, 2023	(261,140)	28,795	1,044,939	812,594
Share-based compensation	—	4,848	—	4,848
Recording of 2023 profit in reserves	82,662	—	—	82,662
Dividends paid	(9,758)	—	—	(9,758)
Balance at December 31, 2024	(188,236)	33,643	1,044,939	890,346

Summary of valuation adjustments

Valuation adjustments comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Actuarial gains	7,924	5,292
Hedging instruments	(135)	2,329
Deferred tax income (See Note 24)	841	733
Total	8,630	8,354

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2023	106,751
Profit for the year	15,816
Dividends paid	(1,470)
Translation differences	906
Other	(178)
Balance at December 31, 2023	121,825
Loss for the year	(2,738)
Dividends paid	(2,917)
Translation differences	(2,939)
Other	507
Balance at December 31, 2024	113,738

Summary of financial information for non-controlling interests

	2024		2023		2022
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	79,123	34,440	87,698	39,543	78,992	64,291
Current assets	74,289	53,667	71,329	68,073	86,847	53,830
Non-current liabilities	5,079	17,317	6,660	11,908	7,108	18,719
Current liabilities	26,632	11,529	26,770	26,378	53,680	21,201
Income Statements
Sales	194,643	108,582	211,118	148,313	187,854	102,865
Operating (loss) profit	(4,513)	2,640	13,513	22,151	8,306	2,897
(Loss) profit before taxes	(4,516)	2,500	13,513	21,561	8,155	2,195
Net (loss) income	(1,434)	1,035	5,466	10,679	3,075	1,015
Cash Flow Statements	—	—
Cash flows provided by (used in) operating activities	17,497	(4,097)	18,712	31,000	(5,934)	(10,037)
Cash flows used in investing activities	(8,054)	(7,484)	(13,107)	(6,725)	(8,304)	(1,525)
Cash flows (used in) provided by financing activities	—	(786)	—	—	—	905
Exchange differences on cash and cash equivalents in foreign currencies	—	(424)	—	—	—	10
Beginning balance of cash and cash equivalents	26,726	30,224	21,122	5,949	35,360	16,596
Ending balance of cash and cash equivalents	36,169	17,433	26,727	30,224	21,122	5,949